Consolidated Cash Flow Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Profit before taxation	$ 13,510	$ 15,049	$ 14,751
Adjustments for:
Depreciation and amortisation expense	6,112	5,829	6,288
Impairments of property, plant and equipment, financial assets and intangibles	494	264	333
Net finance costs	911	1,064	1,245
Loss/(profit) from equity accounted investments, related impairments and expenses	512	546	(147)
Other	720	308	597
Changes in assets and liabilities:
Trade and other receivables	291	(211)	(662)
Inventories	(715)	298	(182)
Trade and other payables	(755)	406	719
Provisions and other assets and liabilities	1,188	(125)	7
Cash generated from operations	22,268	23,428	22,949
Dividends received	137	516	709
Interest received	385	443	290
Interest paid	(1,225)	(1,346)	(1,177)
Proceeds/(settlements) of cash management related instruments	85	296	(292)
Net income tax and royalty-related taxation refunded	48	59	17
Net income tax and royalty-related taxation paid	(5,992)	(5,999)	(4,935)
Net operating cash flows from Continuing operations	15,706	17,397	17,561
Net operating cash flows from Discontinued operations		474	900
Net operating cash flows	15,706	17,871	18,461
Investing activities
Purchases of property, plant and equipment	(6,900)	(6,250)	(4,979)
Exploration expenditure	(740)	(873)	(874)
Exploration expenditure expensed and included in operating cash flows	517	516	641
Net investment and funding of equity accounted investments	(618)	(630)	204
Proceeds from sale of assets	265	145	89
Other investing	(140)	(285)	(141)
Net investing cash flows from Continuing operations	(7,616)	(7,377)	(5,060)
Net investing cash flows from Discontinued operations		(443)	(861)
Proceeds from divestment of Onshore US, net of its cash		10,427
Net investing cash flows	(7,616)	2,607	(5,921)
Financing activities
Proceeds from interest bearing liabilities	514	250	528
(Settlements)/proceeds of debt related instruments	(157)	(160)	(218)
Repayment of interest bearing liabilities	(2,047)	(2,604)	(4,188)
Purchase of shares by Employee Share Ownership Plan (ESOP) Trusts	(143)	(188)	(171)
Share buy-back – BHP Group Limited		(5,220)
Dividends paid	(6,876)	(11,395)	(5,220)
Dividends paid to non-controlling interests	(1,043)	(1,198)	(1,582)
Net financing cash flows from Continuing operations	(9,752)	(20,515)	(10,851)
Net financing cash flows from Discontinued operations		(13)	(40)
Net financing cash flows	(9,752)	(20,528)	(10,891)
Net (decrease)/increase in cash and cash equivalents from Continuing operations	(1,662)	(10,495)	1,650
Net increase/(decrease) in cash and cash equivalents from Discontinued operations		18	(1)
Proceeds from divestment of Onshore US, net of its cash		10,427
Cash and cash equivalents, net of overdrafts, at the beginning of the financial year	15,593	15,813	14,108
Foreign currency exchange rate changes on cash and cash equivalents	(505)	(170)	56
Cash and cash equivalents, net of overdrafts, at the end of the financial year	$ 13,426	$ 15,593	$ 15,813